Employee Benefit Plans (Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.13%	4.18%	3.54%
Rate of compensation increase	4.64%	4.53%	4.46%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.29%	4.41%	3.73%